Impairments of streams, royalties and other interests - Nevada Copper (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Impairment of Streams, Royalties and other interests
Mineral interests		$ 1,646,634	$ 1,773,053
Impairment charge		148,034	36,830
Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost		1,784	27,976
Before provision for expected credit losses
Impairment of Streams, Royalties and other interests
Mineral interests		2,251,272	2,193,414	$ 1,567,111
Before provision for expected credit losses | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost		$ 1,784	37,699
Nevada Copper
Impairment of Streams, Royalties and other interests
Impairment charge	$ 104,100
Discount rate percentage		5.00%
Nevada Copper | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost	20,000
Nevada Copper stream
Impairment of Streams, Royalties and other interests
Gold and silver stream ratio		95.00%			97.50%
Mineral interests		$ 46,200
Impairment charge		0
Loan receivable - Nevada Copper
Impairment of Streams, Royalties and other interests
Recoverable amount	0
Loan receivable - Nevada Copper | Before provision for expected credit losses | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost		$ 0	$ 11,840
Tranche A 2 Secured Loan Receivable - Nevada Copper | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost	15,100
Unsecured Funding - Nevada Copper | Loans receivable
Impairment of Streams, Royalties and other interests
Financial assets at amortized cost	$ 4,900
Pumpkin Hollow open pit project area
Impairment of Streams, Royalties and other interests
NSR royalty		2.00%
Tedeboy exploration area
Impairment of Streams, Royalties and other interests
NSR royalty		2.00%